Income Taxes - Disclosure of Detailed Information About Components of Income Tax Expense (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income before income taxes	$ 630,081	$ 14,768
Combined Canadian federal and provincial income tax rate	27.00%	27.00%
Expected income tax expense	$ 170,122	$ 3,987
Foreign exchange impact	52,046	(36,551)
Non-taxable income and non-deductible expenses	20,358	22,556
Impact of tax rate differences between jurisdictions	25,294	(20,276)
Change in estimates of prior year	(6,350)	4,493
Impact of Mexican inflation	(5,043)	(4,498)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	24,464	16,708
Other	9,903	(535)
Total income tax expense (recovery)	290,794	(14,116)
Current tax expense	35,498	19,235
Deferred tax expense (recovery)	$ 255,296	$ (33,351)